Cash and Cash Equivalents (Details Textual)	Dec. 31, 2019	Dec. 31, 2018
Bottom of range [Member]
Cash and Cash Equivalents (Textual)
Percentage of bank deposit interest rate	0.30%	0.35%
Top of range [Member]
Cash and Cash Equivalents (Textual)
Percentage of bank deposit interest rate	0.40%	0.50%